PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 743,229	$ 740,296
Accumulated depreciation	(62,451)	(55,808)
Property, plant and equipment, net	680,778	684,488
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	99,707	99,707
Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	212,129	211,797
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	90,792	90,373
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	333,937	333,609
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,664	$ 4,810